Summary Of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	59,780	56,058	7,680
Leasehold improvements	468,265	462,622	63,379
Furniture, fixtures and equipment	154,736	147,255	20,174
Total	682,781	665,935	91,233
Less: Accumulated depreciation	(511,863)	(511,410)	(70,063)
Subtotal	170,918	154,525	21,170
Construction in progress	18,166	21,765	2,982
Total	189,084	176,290	24,152